5. STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended
	Jul. 30, 2012	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Authorized Share Capital		145	145
Share Price per share		$ 0.001	$ 0.001
Outstanding share capital		62,187,321	62,187,321
Issue of share in connection with the exercise of outstanding warrants		6,297,258
Authorized preferred stock		5,000,000	5,000,000
Preferred stock par value		$ 0.001	$ 0.001
Preferred stock as redeemable convertible preferred stock		525,000	525,000
Share issued under granted plan			13,255,219
Duration for exercisable grant plan for employees			10 years
Shares Available under the plan		6,686,013	6,686,013
Share outstanding		6,569,206	6,569,206
Share of common stock issued		62,187	62,187	52,211	47,299
Warrants Exercisable exchange program	$ 15,941,640
Warrants exercisable percentage	56.29%
Deemed Dividend	1.38
Description of new warrants class exercise price	The first class of new warrants expired on September 17, 2012 and carried an exercise price of $0.40, $0.45 or $0.50, depending on the date exercised. The second class of new warrants carries a one-year extension from the original expiration date and is exercisable at $0.65. The third class of new warrants carries a two-year extension from the original expiration date and is exercisable at $0.80
FirstClassWarrantMember
Share of common stock issued		7,042,689	7,042,689
Proceeds from issuance of common stock		$ 2.9	$ 2.9